INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Reconciliation of Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
Loss before income tax and social contribution		R$ (2,668,347)	R$ (2,168,618)
Income tax and social contribution at the rate of 34%		907,238	737,330
Brazil Investment subsidies		427,897	207,608
Share of profit of equity investees
Effect from differences of tax rates of entities abroad		(147,265)	(103,447)
Taxation of profits of foreign subsidiaries	[1]	(49,264)	56,126
Unrecognized Deferred income tax	[2]	(642,608)	(762,362)
Exercise of purchase options and restricted share plans			52
Non-Deductible donation and contribution		(27,136)	(35,616)
Interest on Net Equity
Withholding and Sub-national taxes		(42,763)	(60,121)
Goodwill impairment	[2]	(225,723)	(70,730)
Other permanent differences		(113,976)	(61,193)
Income tax and social contribution benefit (expenses)		86,400	(92,353)	R$ 1,297,237
Income tax and social contribution - current		(976,000)	(690,418)
Income tax and social contribution - deferred		R$ 1,062,400	R$ 598,065
Income tax and social contribution, applicable tax rate		34.00%
Applicable tax rate		4.30%	(4.30%)

[1]	Certain earnings of foreign subsidiaries may be subjected to income taxation net of applicable credits, if any, by their parent holding companies in addition to the local taxing jurisdictions in which they conduct operations. Within the Natura Group, these types of taxation regimes exist in various jurisdictions including but not limited to Brazil, Australia, United Kingdom, United States.
[2]	During 2022 and 2023, the Company recognizes an impairment of the goodwill associated with Avon International CGU. The Avon International goodwill resulting from its acquisition is non-deductible for income tax purposes.